Significant commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Future Minimum Lease Payments under Operating Lease Contracts

Future minimum lease payments under those leases are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
≤ 1 year	39,929	39,342	1,327
2 to 5 years	140,328	130,182	4,392
> 5 years	176,897	139,899	4,720

	357,154	309,423	10,439

Capital Expenditures that are Contracted for, but not Provided for

Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Property, plant and equipment	1,615,460	2,178,262	73,491